Allmerica
   FINANCIAL SERVICES

     .   Allmerica Advantage Variable Annuity/ExecAnnuity Plus
     .   Allmerica Immediate Advantage

     Get this document on-line at www.e-z-delivery.com

                          [LOGO] ALLMERICA FINANCIAL(R)

                                  Annual Report

                                DECEMBER 31, 2001

General Information

OFFICERS OF ALLMERICA FINANCIAL LIFE INSURANCE AND
ANNUITY COMPANY (AFLIAC) AND FIRST ALLMERICA
FINANCIAL LIFE INSURANCE COMPANY (FAFLIC)

John F. O'Brien, Chairman of the Board (AFLIAC) and President, CEO (FAFLIC) Mark A. Hug, President, CEO (AFLIAC) and Vice President (FAFLIC)
Richard M. Reilly, Senior Vice President (FAFLIC)
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary and Counsel (FAFLIC)

INVESTMENT ADVISERS
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
  AIM V.I. Aggressive Growth Fund
  AIM V.I. Blue Chip Fund
  AIM V.I. Value Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
  Alliance Growth and Income Portfolio
  Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

   INVESTMENT SUB-ADVISERS
   Allmerica Asset Management, Inc.
   440 Lincoln Street, Worcester, MA 01653
     Equity Index Fund
     Select Investment Grade Income Fund
     Government Bond Fund
     Money Market Fund

   Bank of Ireland Asset Management (U.S.) Limited
   U.S. Offices: 20 Horseneck Lane, Greenwich, CT 06830
   Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
     Select International Equity Fund

   Cramer Rosenthal McGlynn, LLC
   707 Westchester Avenue, White Plains, NY 10604
     Select Value Opportunity Fund

   J.P. Morgan Investment Management Inc.
   522 Fifth Avenue, New York, NY 10036
     Select Growth and Income Fund

   Jennison Associates LLC
   466 Lexington Street, New York, NY 10017
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Massachusetts Financial Services Company
   500 Boylston Street, Boston, MA 02116
     Select Aggressive Growth Fund (Co-Sub-Adviser)

   Miller Anderson & Sherrerd, LLP
   One Tower Bridge, West Conshohocken, PA 19428
     Core Equity Fund

   Putnam Investment Management, Inc.
   One Post Office Square, Boston, MA 02109
     Select Growth Fund

   Schroder Investment Management North America, Inc.
   787 Seventh Avenue, New York, NY 10019
     Select Emerging Markets Fund

   TCW Investment Management Company
   865 South Figueroa, Los Angeles, CA 90017
     Select Strategic Growth Fund

   T. Rowe Price Associates, Inc.
   100 East Pratt Street, Baltimore, MD 21202
     Select Capital Appreciation Fund

   Western Asset Management Company
   117 East Colorado Blvd., Pasadena, CA 91105
     Select Strategic Income Fund

Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
  Delaware Group Premium Fund, Inc. International Equity Series
  Delaware Group Premium Fund, Inc. Growth Opportunities Series

Eaton Vance Management
255 State Street, Boston, MA 02109
  Eaton Vance VT Floating-Rate Income Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP High Income Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP II Asset Manager Portfolio
  Fidelity VIP II Contrafund Portfolio
  Fidelity VIP III Growth Opportunities Portfolio

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
  Franklin Natural Resources Securities Fund
  Franklin Small Cap Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
  INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
  Janus Aspen Growth Portfolio
  Janus Aspen Growth and Income Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
  Pioneer Emerging Markets VCT Portfolio
  Pioneer Real Estate Growth VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
  T. Rowe Price International Stock Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
  SVS Dreman Financial Services Portfolio
  Scudder Technology Growth Portfolio

Product Performance Summary

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                             Without Surrender Charge               With Surrender Charge
                                                                     and Contract Fee                   and Contract Fee*
                                                                             10 Years                            10 Years
                                             Sub-                 10 Years or Life of                 10 Years or Life of
                                   Fund   Account                  or Life       Sub-                  or Life       Sub-
                              Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                       Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund            4/29/85    9/4/91 -18.08%  6.20%     8.70%      8.70% -24.21%  5.20%     8.51%      8.51%
AIT Equity Index Fund           9/28/90    9/4/91 -13.29%  8.78%    10.86%     10.86% -19.73%  7.93%    10.76%     10.76%
AIT Government Bond Fund        8/26/91    9/8/91   6.07%  4.94%     4.49%      4.49%  -1.60%  4.07%     4.45%      4.45%
AIT Money Market Fund           4/29/85    9/9/91   2.77%  3.85%     3.37%      3.37%  -4.66%  2.94%     3.33%      3.33%
AIT Select Aggressive Growth
Fund                            8/21/92   9/16/92 -22.77%  0.02%     8.05%      7.58% -28.55% -1.11%     7.89%      7.42%
AIT Select Capital
Appreciation Fund               4/28/95   4/28/95  -2.56%  9.89%    13.84%     13.84%  -9.70%  9.08%    13.53%     13.53%
AIT Select Emerging Markets
Fund                            2/20/98    8/1/00 -10.45%    N/A    -8.75%    -24.97% -16.90%    N/A   -10.06%    -28.83%
AIT Select Growth Fund          8/21/92   9/16/92 -25.80%  6.29%     8.48%      8.06% -31.33%  5.37%     8.36%      7.94%
AIT Select Growth and Income
Fund                            8/21/92   9/16/92 -13.03%  4.34%     7.91%      7.89% -19.44%  3.35%     7.80%      7.78%
AIT Select International
Equity Fund                      5/2/94    5/3/94 -22.66%  1.30%     4.92%      4.93% -28.40%  0.21%     4.59%      4.59%
AIT Select Investment Grade
  Income Fund                   4/29/85    9/5/91   6.38%  5.32%     5.53%      5.53%  -1.36%  4.40%     5.44%      5.44%
AIT Select Strategic Growth
Fund                            2/20/98    8/1/00 -30.31%    N/A   -17.47%    -40.17% -35.33%    N/A   -18.65%    -43.25%
AIT Select Strategic Income
Fund                             7/3/00    5/1/01   5.41%    N/A     7.01%      3.54%  -2.22%    N/A     1.77%     -3.95%
AIT Select Value Opportunity
Fund                            4/30/93    5/2/93  11.05% 11.26%    12.11%     12.12%   2.93% 10.47%    11.95%     11.96%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth
Fund                             5/1/98    8/1/00 -27.13%    N/A     0.83%    -25.18% -32.41%    N/A    -0.70%    -29.08%
AIM V.I. Blue Chip Fund        12/29/99    5/1/01 -23.66%    N/A   -16.84%    -14.13% -29.16%    N/A   -19.50%    -20.31%
AIM V.I. Value Fund              5/5/93    8/1/00 -13.83%  8.11%    11.78%    -17.52% -20.06%  7.37%    11.73%    -21.79%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income
Portfolio                       1/14/91    8/1/00  -1.30% 12.75%    12.98%      2.75%  -8.44% 12.12%    12.98%     -2.58%
Alliance Premier Growth
Portfolio                       6/26/92    8/1/00 -18.60% 10.71%    13.75%    -25.66% -24.48% 10.04%    13.75%    -29.51%

Delaware Group Premium Fund
DGPF International Equity
Series                         10/29/92    5/6/93 -14.10%  2.10%     5.98%      6.21% -20.36%  1.07%     5.89%      6.06%
DGPF Growth Opportunities
  Series (Service Class)        7/12/91    8/1/00 -17.16%  9.61%     9.05%    -21.16% -23.14%  8.90%     9.05%    -25.23%

Eaton Vance Variable Trust
Eaton Vance VT Floating
  Rate-Income Fund               5/1/01    5/1/01     N/A    N/A     0.32%      0.32%     N/A    N/A    -6.91%     -6.91%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (AFLIAC) CONT.

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                              Without Surrender Charge               With Surrender Charge
                                                                      and Contract Fee                   and Contract Fee*
                                                                              10 Years                            10 Years
                                              Sub-                 10 Years or Life of                 10 Years or Life of
                                    Fund   Account                  or Life       Sub-                  or Life       Sub-
                               Inception Inception       1      5   of Fund    Account       1      5   of Fund    Account
Sub-Accounts                        Date      Date    Year  Years (if less)  (if less)    Year  Years (if less)  (if less)
--------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income
Portfolio                        10/9/86    9/5/91  -6.33%  7.82%    11.98%     11.98% -13.31%  6.82%    11.79%     11.79%
Fidelity VIP Growth Portfolio    10/9/86    9/5/91 -18.85% 10.05%    11.78%     11.78% -24.96%  9.14%    11.58%     11.58%
Fidelity VIP High Income
Portfolio                        9/19/85   9/24/91 -13.01% -4.97%     3.78%      3.78% -19.37% -5.98%     3.68%      3.68%
Fidelity VIP Overseas
Portfolio                        1/28/87    9/5/91 -22.31%  1.25%     4.37%      4.37% -28.02%  0.21%     4.26%      4.26%
Fidelity VIP II Asset Manager
Portfolio                         9/6/89    5/4/94  -5.48%  5.73%     7.68%      7.02% -12.34%  4.87%     7.64%      6.81%
Fidelity VIP II Contrafund
  Portfolio (Service Class 2)     1/3/95    5/1/01 -13.71%  8.59%    13.83%     -5.42% -19.92%  7.86%    13.63%    -12.23%
Fidelity VIP III Growth
  Opportunities Portfolio
  (Service Class 2)               1/3/95    8/1/00 -15.88%  2.06%     7.76%    -18.84% -21.94%  1.12%     7.48%    -23.02%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Natural
  Resources Securities Fund      1/24/89    8/1/00 -20.56% -4.13%     1.24%     -3.76% -26.28% -5.01%     1.24%     -8.71%
FT VIP Franklin Small Cap Fund   11/1/95    8/1/00 -16.48%  8.74%    11.61%    -21.24% -22.52%  8.01%    11.33%    -25.33%

INVESCO Variab le Investment Funds, Inc.
INVESCO VIF Health Sciences
Fund                             5/22/97    8/1/00 -13.86%    N/A    13.11%     -2.91% -20.08%    N/A    12.40%     -7.92%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio     9/13/93    8/1/00 -25.99%  6.38%     9.39%    -27.60% -31.35%  5.58%     9.32%    -31.38%
Janus Aspen Growth and Income
Portfolio                         5/1/98    8/1/00 -14.83%    N/A    10.82%    -17.10% -20.99%    N/A     9.55%    -21.41%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT
Portfolio                       10/30/98    8/1/00  -8.71%    N/A     2.61%    -22.86% -15.29%    N/A     0.82%    -26.83%
Pioneer Real Estate Growth
VCT Portfolio                     3/1/95    8/1/00   5.96%  3.89%     9.53%      4.69%  -1.67%  3.02%     9.27%     -0.69%

Scudder Variable Series II
Scudder Technology Growth
Portfolio                         5/3/99    8/1/00 -33.37%    N/A    -3.62%    -40.12% -38.20%    N/A    -5.96%    -43.24%
SVS Dreman Financial Services
Portfolio                         5/4/98    8/1/00  -6.24%    N/A     1.72%      9.73% -13.00%    N/A     0.18%      4.22%

T. Rowe Price International Series, Inc.
T. Rowe Price International
Stock Portfolio                  3/31/94    5/1/95 -23.34% -1.09%     2.16%      1.96% -28.96% -2.08%     1.86%      1.48%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (FAFLIC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                        Without Surrender Charge
                                                                                and Contract Fee
                                                                                        10 Years
                                                        Sub-                 10 Years or Life of
                                              Fund   Account                  or Life       Sub-
                                         Inception Inception       1      5   of Fund    Account       1      5
Sub-Accounts                                  Date      Date    Year  Years (if less)  (if less)    Year  Years
----------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                       4/29/85   4/20/94 -18.08%  6.20%     8.67%     10.62% -24.20%  5.24%
AIT Equity Index Fund                      9/28/90   4/21/94 -13.29%  8.78%    10.86%     12.94% -19.73%  7.93%
AIT Government Bond Fund                   8/26/91   4/20/94   6.07%  4.94%     4.64%      4.90%  -1.60%  4.08%
AIT Money Market Fund                      4/29/85   4/10/94   2.77%  3.85%     3.36%      3.81%  -4.67%  2.92%
AIT Select Aggressive Growth Fund          8/21/92   4/20/94 -22.77%  0.02%     8.04%      5.96% -28.56% -1.12%
AIT Select Capital Appreciation Fund       4/28/95   4/28/95  -2.56%  9.89%    13.84%     13.84%  -9.70%  9.07%
AIT Select Emerging Markets Fund           2/20/98    8/1/00 -10.44%    N/A    -8.75%    -24.97% -16.90%    N/A
AIT Select Growth Fund                     8/21/92   4/20/94 -25.80%  6.29%     8.47%     10.25% -31.36%  5.35%
AIT Select Growth and Income Fund          8/21/92   4/20/94 -13.03%  4.34%     7.91%      9.11% -19.44%  3.35%
AIT Select International Equity Fund        5/2/94    5/3/94 -22.66%  1.30%     4.92%      4.93% -28.40%  0.21%
AIT Select Investment Grade Income Fund    4/29/85   4/21/94   6.38%  5.32%     5.54%      5.61%  -1.33%  4.44%
AIT Select Strategic Growth Fund           2/20/98    8/1/00 -30.32%    N/A   -17.47%    -40.18% -35.34%    N/A
AIT Select Strategic Income Fund            7/3/00    5/1/01   5.41%    N/A     7.01%      3.54%  -2.18%    N/A
AIT Select Value Opportunity Fund          4/30/93   4/20/94  11.05% 11.26%    12.10%     12.31%   2.91% 10.45%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/98    8/1/00 -27.14%    N/A     0.83%    -25.18% -32.41%    N/A
AIM V.I. Blue Chip Fund                   12/29/99    5/1/01 -23.67%    N/A   -16.85%    -14.13% -29.16%    N/A
AIM V.I. Value Fund                         5/5/93    8/1/00 -13.83%  8.11%    11.78%    -17.52% -20.06%  7.37%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio       1/14/91    8/1/00  -1.30% 12.75%    12.98%      2.75%  -8.44% 12.12%
Alliance Premier Growth Portfolio          6/26/92    8/1/00 -18.60% 10.71%    13.75%    -25.66% -24.49% 10.03%

Delaware Group Premium Fund
DGPF International Equity Series          10/29/92   4/20/94 -14.10%  2.10%     5.08%      5.08% -20.36%  1.08%
DGPF Growth Opportunities Series
  (Service Class)                          7/12/91    8/1/00 -17.16%  9.60%     9.05%    -21.16% -23.14%  8.90%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund    5/1/01    5/1/01     N/A    N/A     0.31%      0.31%     N/A    N/A

                                        With Surrender Charge
                                            and Contract Fee*
                                                     10 Years
                                          10 Years or Life of
                                           or Life       Sub-
                                           of Fund    Account
Sub-Accounts                             (if less)  (if less)
-------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                         8.53%     10.35%
AIT Equity Index Fund                       10.76%     12.73%
AIT Government Bond Fund                     4.62%      4.69%
AIT Money Market Fund                        3.31%      3.55%
AIT Select Aggressive Growth Fund            7.88%      5.59%
AIT Select Capital Appreciation Fund        13.52%     13.52%
AIT Select Emerging Markets Fund           -10.06%    -28.83%
AIT Select Growth Fund                       8.34%      9.99%
AIT Select Growth and Income Fund            7.79%      8.86%
AIT Select International Equity Fund         4.59%      4.59%
AIT Select Investment Grade Income Fund      5.49%      5.38%
AIT Select Strategic Growth Fund           -18.65%    -43.26%
AIT Select Strategic Income Fund             1.79%     -3.92%
AIT Select Value Opportunity Fund           11.93%     12.06%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             -0.70%    -29.07%
AIM V.I. Blue Chip Fund                    -19.50%    -20.32%
AIM V.I. Value Fund                         11.73%    -21.79%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        12.98%     -2.57%
Alliance Premier Growth Portfolio           13.75%    -29.53%

Delaware Group Premium Fund
DGPF International Equity Series             4.81%      4.81%
DGPF Growth Opportunities Series
  (Service Class)                            9.04%    -25.23%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund    -6.91%     -6.91%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA ADVANTAGE VARIABLE ANNUITY/EXECANNUITY PLUS (FAFLIC) CONT.

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                           Without Surrender Charge
                                                                                   and Contract Fee
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account       1      5
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)    Year  Years
-------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio          10/9/86   4/20/94  -6.34%  7.82%    12.07%     11.72% -13.29%  6.84%
Fidelity VIP Growth Portfolio                 10/9/86   4/20/94 -18.85% 10.05%    11.77%     13.30% -24.98%  9.13%
Fidelity VIP High Income Portfolio            9/19/85   4/20/94 -13.01% -4.97%     3.77%      0.40% -19.39% -6.00%
Fidelity VIP Overseas Portfolio               1/28/87   4/20/94 -22.31%  1.25%     4.37%      3.00% -28.02%  0.23%
Fidelity VIP II Asset Manager Portfolio        9/6/89   5/11/94  -5.48%  5.73%     7.68%      7.16% -12.32%  4.88%
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                            1/3/95    5/1/01 -13.71%  8.59%    13.83%     -5.42% -19.92%  7.86%
Fidelity VIP III Growth Opportunities
  Portfolio (Service Class 2)                  1/3/95    8/1/00 -15.88%  2.06%     7.76%    -18.85% -21.94%  1.12%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Natural Resources
  Securities Fund                             1/24/89    8/1/00 -20.56% -4.13%     1.24%     -3.75% -26.28% -5.01%
FT VIP Franklin Small Cap Fund                11/1/95    8/1/00 -16.48%  8.74%    11.61%    -21.24% -22.51%  8.01%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund              5/22/97    8/1/00 -13.85%    N/A    13.11%     -2.90% -20.06%    N/A

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93    8/1/00 -25.99%  6.38%     9.39%    -27.60% -31.35%  5.58%
Janus Aspen Growth and Income Portfolio        5/1/98    8/1/00 -14.83%    N/A    10.82%    -17.10% -20.99%    N/A

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio       10/30/98    8/1/00  -8.71%    N/A     2.61%    -22.86% -15.29%    N/A
Pioneer Real Estate Growth VCT Portfolio       3/1/95    8/1/00   5.96%  3.89%     9.53%      4.69%  -1.67%  3.02%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99    8/1/00 -33.37%    N/A    -3.62%    -40.12% -38.19%    N/A
SVS Dreman Financial Services Portfolio        5/4/98    8/1/00  -6.24%    N/A     1.72%      9.73% -13.01%    N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94    5/1/95 -23.34% -1.09%     2.16%      1.96% -28.97% -2.10%

                                           With Surrender Charge
                                                and Contract Fee*
                                                        10 Years
                                             10 Years or Life of
                                              or Life       Sub-
                                              of Fund    Account
Sub-Accounts                                (if less)  (if less)
----------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio           11.88%     11.40%
Fidelity VIP Growth Portfolio                  11.56%     12.98%
Fidelity VIP High Income Portfolio              3.66%      0.02%
Fidelity VIP Overseas Portfolio                 4.28%      2.69%
Fidelity VIP II Asset Manager Portfolio         7.64%      6.95%
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                            13.63%    -12.23%
Fidelity VIP III Growth Opportunities
  Portfolio (Service Class 2)                   7.48%    -23.02%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Natural Resources
  Securities Fund                               1.24%     -8.71%
FT VIP Franklin Small Cap Fund                 11.33%    -25.32%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund               12.41%     -7.90%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                    9.32%    -31.36%
Janus Aspen Growth and Income Portfolio         9.55%    -21.40%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio          0.82%    -26.84%
Pioneer Real Estate Growth VCT Portfolio        9.27%     -0.70%

Scudder Variable Series II
Scudder Technology Growth Portfolio            -5.96%    -43.24%
SVS Dreman Financial Services Portfolio         0.17%      4.21%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio     1.84%      1.46%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. The maximum contingent deferred sales charge is 8.0%. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                              Net Of All Charges
                                                                                        10 Years
                                                        Sub-                 10 Years or Life of
                                              Fund   Account                  or Life       Sub-
                                         Inception Inception       1      5   of Fund    Account
Sub-Accounts                                  Date      Date    Year  Years (if less)  (if less)
------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                      4/29/85   2/1/00   -18.08%  6.20%    8.67%   -13.58%
AIT Equity Index Fund                     9/28/90   2/1/00   -13.29%  8.78%   10.85%   -10.35%
AIT Government Bond Fund                  8/26/91   2/1/00     6.07%  4.94%    4.64%     7.80%
AIT Money Market Fund                     4/29/85   2/1/00     2.77%  3.85%    3.37%     3.78%
AIT Select Aggressive Growth Fund         8/21/92   2/1/00   -22.77%  0.02%    8.04%   -24.10%
AIT Select Capital Appreciation Fund      4/28/95   2/1/00    -2.56%  9.89%   13.83%     3.06%
AIT Select Emerging Markets Fund          2/20/98   2/1/00   -10.45%    N/A   -8.76%   -26.31%
AIT Select Growth Fund                    8/21/92   2/1/00   -25.80%  6.30%    8.47%   -21.44%
AIT Select Growth and Income Fund         8/21/92   2/1/00   -13.03%  4.34%    7.90%   -10.98%
AIT Select International Equity Fund       5/2/94   2/1/00   -22.66%  1.30%    4.92%   -14.84%
AIT Select Investment Grade Income Fund   4/29/85   2/1/00     6.38%  5.33%    5.54%     8.01%
AIT Select Strategic Growth Fund          2/20/98   2/1/00   -30.31%    N/A  -17.47%   -33.92%
AIT Select Strategic Income Fund           7/3/00   5/1/01     5.42%    N/A    7.01%     3.54%
AIT Select Value Opportunity Fund         4/30/93   2/1/00    11.05% 11.27%   12.09%    24.89%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund            5/1/98   5/1/01   -27.12%    N/A    0.83%   -13.88%
AIM V.I. Blue Chip Fund                  12/29/99   5/1/01   -23.67%    N/A  -16.85%   -14.14%
AIM V.I. Value Fund                        5/5/93   5/1/01   -13.83%  8.12%   11.79%   -11.54%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio      1/14/91   5/1/01    -1.26% 12.76%   12.99%    -7.44%
Alliance Premier Growth Portfolio         6/26/92   5/1/01   -18.61% 10.71%   13.75%   -14.51%

Delaware Group Premium Fund
DGPF International Equity Series         10/29/92   2/1/00   -14.10%  2.10%    5.99%    -3.81%
DGPF Growth Opportunities Series
  (Service Class)                         7/12/91   5/1/01   -17.11%  9.62%    9.05%    -3.17%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund   5/1/01   5/1/01       N/A    N/A    0.32%     0.32%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA IMMEDIATE ADVANTAGE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                                                       Net Of All Charges
                                                                                                                 10 Years
                                                                                 Sub-                 10 Years or Life of
                                                                       Fund   Account                  or Life       Sub-
                                                                  Inception Inception       1      5   of Fund    Account
Sub-Accounts                                                           Date      Date    Year  Years (if less)  (if less)
-------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio                                10/9/86    2/1/00  -6.34%  7.83%    11.98%      2.49%
Fidelity VIP Growth Portfolio                                       10/9/86    2/1/00 -18.85% 10.05%    11.77%    -15.73%
Fidelity VIP High Income Portfolio                                  9/19/85    2/1/00 -13.01% -4.97%     3.77%    -18.40%
Fidelity VIP Overseas Portfolio                                     1/28/87    2/1/00 -22.31%  1.25%     4.37%    -19.83%
Fidelity VIP II Asset Manager Portfolio                              9/6/89    2/1/00  -5.48%  5.74%     7.68%     -4.17%
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                                                  1/3/95    5/1/01 -13.71%  8.59%    13.83%     -5.42%
Fidelity VIP III Growth Opportunities Portfolio (Service Class 2)    1/3/95    5/1/01 -15.88%  2.06%     7.76%     -8.80%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Natural Resources Securities Fund                   1/24/89    5/1/01 -20.65% -4.16%     1.22%    -21.77%
FT VIP Franklin Small Cap Fund                                      11/1/95    5/1/01 -16.56%  8.71%    11.58%     -7.20%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund                                    5/22/97    5/1/01 -13.85%    N/A    13.12%      1.71%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                                        9/13/93    5/1/01 -25.99%  7.19%     9.89%    -21.43%
Janus Aspen Growth and Income Portfolio                              5/1/98    5/1/01 -14.83%    N/A    10.82%    -11.68%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio                             10/30/98    5/1/01  -8.70%    N/A     2.64%     -3.31%
Pioneer Real Estate Growth VCT Portfolio                             3/1/95    5/1/01   5.98%  3.89%     9.53%      7.49%

Scudder Variable Series II
Scudder Technology Growth Portfolio                                  5/3/99    5/1/01 -33.38%    N/A    -3.62%    -21.38%
SVS Dreman Financial Services Portfolio                              5/4/98    5/1/01  -6.23%    N/A     1.72%     -0.91%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio                         3/31/94    2/1/00 -23.34% -1.09%     2.17%    -19.62%

Performance returns given above are for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (AFLIAC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                            Without Contract Fee
                                                                                        10 Years
                                                        Sub-                 10 Years or Life of
                                              Fund   Account                  or Life       Sub-
                                         inception Inception       1      5   of Fund    Account       1      5
Sub-Accounts                                  Date      Date    Year  Years (if less)  (if less)    Year  Years
----------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                       4/29/85   10/1/01 -18.13%  6.15%     8.61%      8.36% -18.22%  4.09%
AIT Equity Index Fund                      9/28/90   10/1/01 -13.32%  8.73%    10.80%     10.44% -13.41%  6.79%
AIT Government Bond Fund                   8/26/91   10/1/01   6.03%  4.90%     4.59%     -0.65%   5.94%  2.11%
AIT Money Market Fund                      4/29/85   10/1/01   2.74%  3.81%     3.32%      0.35%   2.65%  1.00%
AIT Select Aggressive Growth Fund          8/21/92   10/1/01 -22.76% -0.01%     8.00%     17.02% -22.85% -2.22%
AIT Select Capital Appreciation Fund       4/28/95   10/1/01  -2.60%  9.84%    13.78%     23.18%  -2.69%  7.48%
AIT Select Emerging Markets Fund           2/20/98   10/1/01 -10.47%    N/A    -8.79%     26.20% -10.56%    N/A
AIT Select Growth Fund                     8/21/92   10/1/01 -25.82%  6.25%     8.42%      9.80% -25.91%  4.45%
AIT Select Growth and Income Fund          8/21/92   10/1/01 -13.05%  4.30%     7.86%     10.90% -13.14%  2.09%
AIT Select International Equity Fund        5/2/94   10/1/01 -22.64%  1.27%     4.88%      8.28% -22.73% -1.12%
AIT Select Investment Grade Income Fund    4/29/85   10/1/01   6.34%  5.28%     5.49%     -0.57%   6.25%  2.54%
AIT Select Strategic Growth Fund           2/20/98   10/1/01 -30.33%    N/A   -17.50%     42.36% -30.42%    N/A
AIT Select Strategic Income Fund            7/3/00   10/1/01   5.37%    N/A     6.96%     -1.08%   5.28%    N/A
AIT Select Value Opportunity Fund          4/30/93   10/1/01  11.04% 11.22%    12.05%     21.31%  10.95%  8.69%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/98   10/1/01 -27.16%    N/A     0.79%     16.05% -27.25%    N/A
AIM V.I. Blue Chip Fund                   12/29/99   10/1/01 -23.70%    N/A   -16.88%     12.09% -23.79%    N/A
AIM V.I. Value Fund                         5/5/93   10/1/01 -13.87%  8.07%    11.73%     10.60% -13.96%  6.07%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio       1/14/91   10/1/01  -1.33% 12.70%    12.93%     10.62%  -1.42% 10.55%
Alliance Premier Growth Portfolio          6/26/92   10/1/01 -18.63% 10.66%    13.70%     13.99% -18.72%  8.91%

Delaware Group Premium Fund
DGPF International Equity Series          10/29/92   10/1/01 -14.13%  2.06%     5.94%      8.44% -14.22% -0.49%
DGPF Growth Opportunities Series
  (Service Class)                          7/12/91   10/1/01 -17.16%  9.56%     9.00%     25.33% -17.25%  7.45%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund    5/1/01   10/1/01     N/A    N/A     0.35%     -0.15%     N/A    N/A

                                            With Contract Fee*
                                                     10 Years
                                          10 Years or Life of
                                           or Life       Sub-
                                           of Fund    Account
Sub-Accounts                             (if less)  (if less)
-------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                         6.26%      8.27%
AIT Equity Index Fund                        8.58%     10.35%
AIT Government Bond Fund                     1.54%     -0.74%
AIT Money Market Fund                        0.06%      0.26%
AIT Select Aggressive Growth Fund            6.21%     16.93%
AIT Select Capital Appreciation Fund        11.96%     23.09%
AIT Select Emerging Markets Fund           -10.62%     26.11%
AIT Select Growth Fund                       6.25%      9.71%
AIT Select Growth and Income Fund            5.60%     10.81%
AIT Select International Equity Fund         2.67%      8.19%
AIT Select Investment Grade Income Fund      2.61%     -0.66%
AIT Select Strategic Growth Fund           -19.07%     42.27%
AIT Select Strategic Income Fund             6.84%     -1.17%
AIT Select Value Opportunity Fund            9.80%     21.22%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             -0.88%     15.96%
AIM V.I. Blue Chip Fund                    -18.61%     12.00%
AIM V.I. Value Fund                          9.90%     10.51%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        10.64%     10.53%
Alliance Premier Growth Portfolio           11.87%     13.90%

Delaware Group Premium Fund
DGPF International Equity Series             3.47%      8.35%
DGPF Growth Opportunities Series
  (Service Class)                            6.43%     25.24%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund     0.26%     -0.24%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (AFLIAC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                               Without Contract Fee
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            inception Inception       1      5   of Fund    Account       1      5
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)    Year  Years
-------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio          10/9/86   10/1/01  -6.36%  7.78%    11.93%      9.54%  -6.45%  5.53%
Fidelity VIP Growth Portfolio                 10/9/86   10/1/01 -18.87% 10.00%    11.72%     16.79% -18.96%  8.11%
Fidelity VIP High Income Portfolio            9/19/85   10/1/01 -13.04% -5.01%     3.72%      3.16% -13.13% -7.68%
Fidelity VIP Overseas Portfolio               1/28/87   10/1/01 -22.33%  1.21%     4.32%     10.01% -22.42% -1.07%
Fidelity VIP II Asset Manager Portfolio        9/6/89   10/1/01  -5.51%  5.69%     7.63%      7.96%  -5.60%  3.37%
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                            1/3/95   10/1/01 -13.73%  8.54%    13.77%      7.07% -13.82%  6.51%
Fidelity VIP III Growth Opportunities
  Portfolio (Service Class 2)                  1/3/95   10/1/01 -15.90%  2.01%     7.71%     11.57% -15.99% -0.09%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Natural Resources
  Securities Fund                             1/24/89   10/1/01 -20.74% -4.23%     1.17%     14.87% -20.83% -8.08%
FT VIP Franklin Small Cap Fund                11/1/95   10/1/01 -16.67%  8.63%    11.51%     26.48% -16.76%  6.43%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund              5/22/97   10/1/01 -13.88%    N/A    13.07%      4.73% -13.97%    N/A

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93   10/1/01 -26.01%  7.14%     9.84%     14.65% -26.10%  5.19%
Janus Aspen Growth and Income Portfolio        5/1/98   10/1/01 -14.86%    N/A    10.77%      9.62% -14.95%    N/A

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio       10/30/98   10/1/01  15.39%    N/A    10.47%     14.69%  15.30%    N/A
Pioneer Real Estate Growth VCT Portfolio       3/1/95   10/1/01   5.94%  3.84%     9.47%      2.89%   5.85%  0.83%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99   10/1/01 -33.39%    N/A    -3.65%     29.87% -33.48%    N/A
SVS Dreman Financial Services Portfolio        5/4/98   10/1/01  -6.27%    N/A     1.67%      4.98%  -6.36%    N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94   10/1/01 -23.37% -1.13%     2.12%      9.76% -23.46% -3.56%

                                               With Contract Fee*
                                                        10 Years
                                             10 Years or Life of
                                              or Life       Sub-
                                              of Fund    Account
Sub-Accounts                                (if less)  (if less)
----------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio            9.95%      9.45%
Fidelity VIP Growth Portfolio                   9.63%     16.70%
Fidelity VIP High Income Portfolio              1.57%      3.07%
Fidelity VIP Overseas Portfolio                 1.70%      9.92%
Fidelity VIP II Asset Manager Portfolio         5.25%      7.87%
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                            12.25%      6.98%
Fidelity VIP III Growth Opportunities
  Portfolio (Service Class 2)                   6.14%     11.48%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Natural Resources
  Securities Fund                              -2.00%     14.78%
FT VIP Franklin Small Cap Fund                  9.41%     26.39%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund               11.16%      4.64%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                    7.74%     14.56%
Janus Aspen Growth and Income Portfolio         9.42%      9.53%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio          8.50%     14.60%
Pioneer Real Estate Growth VCT Portfolio        7.38%      2.80%

Scudder Variable Series II
Scudder Technology Growth Portfolio            -4.40%     29.78%
SVS Dreman Financial Services Portfolio        -0.44%      4.89%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio    -0.18%      9.67%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (FAFLIC)

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                            Without Contract Fee
                                                                                        10 Years
                                                        Sub-                 10 Years or Life of
                                              Fund   Account                  or Life       Sub-
                                         Inception Inception       1      5   of Fund    Account       1      5
Sub-Accounts                                  Date      Date    Year  Years (if less)  (if less)    Year  Years
----------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                       4/29/85   12/3/01 -18.13%  6.15%     8.61%      0.67% -18.21%  4.40%
AIT Equity Index Fund                      9/28/90   12/3/01 -13.32%  8.74%    10.80%      1.59% -13.40%  7.07%
AIT Government Bond Fund                   8/26/91   12/3/01   6.03%  4.90%     4.59%     -0.66%   5.96%  2.52%
AIT Money Market Fund                      4/29/85   12/3/01   2.74%  3.81%     3.32%      0.05%   2.66%  1.42%
AIT Select Aggressive Growth Fund          8/21/92   12/3/01 -22.75% -0.01%     8.00%      1.67% -22.83% -1.89%
AIT Select Capital Appreciation Fund       4/28/95   12/3/01  -2.60%  9.84%    13.78%      6.24%  -2.68%  7.83%
AIT Select Emerging Markets Fund           2/20/98   12/3/01 -10.47%    N/A    -8.79%      5.32% -10.48%    N/A
AIT Select Growth Fund                     8/21/92   12/3/01 -25.82%  6.25%     8.42%      0.78% -25.90%  4.72%
AIT Select Growth and Income Fund          8/21/92   12/3/01 -13.05%  4.30%     7.86%      1.63% -13.13%  2.42%
AIT Select International Equity Fund        5/2/94   12/3/01 -22.64%  1.27%     4.88%      3.03% -22.72% -0.76%
AIT Select Investment Grade Income Fund    4/29/85   12/3/01   6.35%  5.28%     5.49%     -0.93%   6.27%  2.95%
AIT Select Strategic Growth Fund           2/20/98   12/3/01 -30.32%    N/A   -17.50%      6.73% -30.40%    N/A
AIT Select Strategic Income Fund            7/3/00   12/3/01   5.37%    N/A     6.96%     -1.28%   5.29%    N/A
AIT Select Value Opportunity Fund          4/30/93   12/3/01  11.04% 11.22%    12.05%      7.98%  10.96%  9.07%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/98   12/3/01 -27.15%    N/A     0.79%      3.72% -27.23%    N/A
AIM V.I. Blue Chip Fund                   12/29/99   12/3/01 -23.68%    N/A   -16.88%      1.32% -23.76%    N/A
AIM V.I. Value Fund                         5/5/93   12/3/01 -13.86%  8.07%    11.73%      1.80% -13.94%  6.37%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio       1/14/91   12/3/01  -1.36% 12.69%    12.92%      2.11%  -1.43% 10.86%
Alliance Premier Growth Portfolio          6/26/92   12/3/01 -18.64% 10.66%    13.70%      1.84% -18.72%  9.17%

Delaware Group Premium Fund
DGPF International Equity Series          10/29/92   12/3/01 -14.12%  2.06%     5.95%      1.86% -14.20% -0.11%
DGPF Growth Opportunities Series
  (Service Class)                          7/12/91   12/3/01 -17.16%  9.56%     9.52%      6.58% -17.23%  7.76%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund    5/1/01   12/3/01     N/A    N/A     0.36%     -0.08%     N/A    N/A

                                           With Contract Fee*
                                                     10 Years
                                          10 Years or Life of
                                           or Life       Sub-
                                           of Fund    Account
Sub-Accounts                             (if less)  (if less)
-------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                         6.62%      0.60%
AIT Equity Index Fund                        8.92%      1.51%
AIT Government Bond Fund                     2.03%     -0.74%
AIT Money Market Fund                        0.59%     -0.02%
AIT Select Aggressive Growth Fund            6.48%      1.60%
AIT Select Capital Appreciation Fund        12.23%      6.16%
AIT Select Emerging Markets Fund           -10.31%      5.32%
AIT Select Growth Fund                       6.59%      0.70%
AIT Select Growth and Income Fund            5.95%      1.55%
AIT Select International Equity Fund         3.01%      2.96%
AIT Select Investment Grade Income Fund      3.07%     -1.01%
AIT Select Strategic Growth Fund           -18.84%      6.66%
AIT Select Strategic Income Fund             6.86%     -1.36%
AIT Select Value Opportunity Fund           10.14%      7.90%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             -0.63%      3.65%
AIM V.I. Blue Chip Fund                    -18.36%      1.25%
AIM V.I. Value Fund                         10.17%      1.72%

Alliance Variable Products Series Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        10.99%      2.03%
Alliance Premier Growth Portfolio           12.15%      1.76%

Delaware Group Premium Fund
DGPF International Equity Series             3.86%      1.79%
DGPF Growth Opportunities Series
  (Service Class)                            7.46%      6.50%

Eaton Vance Variable Trust
Eaton Vance VT Floating Rate-Income Fund     0.28%     -0.16%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

ALLMERICA PREMIER CHOICE VARIABLE ANNUITY (FAFLIC) CONTINUED

Average Annual Total Returns as of 12/31/01

For easy reference, the total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product charges, please refer to the following individual Product Reviews.

                                                                               Without Contract Fee
                                                                                           10 Years
                                                           Sub-                 10 Years or Life of
                                                 Fund   Account                  or Life       Sub-
                                            Inception Inception       1      5   of Fund    Account       1      5
Sub-Accounts                                     Date      Date    Year  Years (if less)  (if less)    Year  Years
-------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio          10/9/86   12/3/01  -6.36%  7.78%    11.93%      2.73%  -6.44%  5.86%
Fidelity VIP Growth Portfolio                 10/9/86   12/3/01 -18.87% 10.00%    11.72%      1.27% -18.94%  8.39%
Fidelity VIP High Income Portfolio            9/19/85   12/3/01 -13.04% -5.01%     3.72%     -0.12% -13.11% -7.28%
Fidelity VIP Overseas Portfolio               1/28/87   12/3/01 -22.33%  1.21%     4.32%      0.68% -22.41% -0.73%
Fidelity VIP II Asset Manager Portfolio        9/6/89   12/3/01  -5.51%  5.69%     7.63%      1.07%  -5.58%  3.72%
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                            1/3/95   12/3/01 -13.75%  8.54%    13.77%      2.60% -13.83%  6.81%
Fidelity VIP III Growth Opportunities
  Portfolio (Service Class 2)                  1/3/95   12/3/01 -15.90%  2.02%     7.71%      1.64% -15.98%  0.23%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Natural Resources
  Securities Fund                             1/24/89   12/3/01 -20.78% -4.23%     1.16%      7.03% -20.85% -7.50%
FT VIP Franklin Small Cap Fund                11/1/95   12/3/01 -16.71%  8.63%    11.50%      5.25% -16.78%  6.75%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund              5/22/97   12/3/01 -13.88%    N/A    13.07%     -2.36% -13.96%    N/A

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                  9/13/93   12/3/01 -26.01%  7.14%     9.84%      2.05% -26.08%  5.48%
Janus Aspen Growth and Income Portfolio        5/1/98   12/3/01 -14.85%    N/A    10.77%      2.28% -14.93%    N/A

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio       10/30/98   12/3/01  15.40%    N/A    10.47%      2.07%  15.32%    N/A
Pioneer Real Estate Growth VCT Portfolio       3/1/95   12/3/01   5.95%  3.84%     9.48%      2.66%   5.87%  1.28%

Scudder Variable Series II
Scudder Technology Growth Portfolio            5/3/99   12/3/01 -33.39%    N/A    -3.65%      0.42% -33.46%    N/A
SVS Dreman Financial Services Portfolio        5/4/98   12/3/01  -6.27%    N/A     1.67%      2.65%  -6.34%    N/A

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio   3/31/94   12/3/01 -23.37% -1.13%     2.12%      3.07% -23.44% -3.20%

                                              With Contract Fee*
                                                        10 Years
                                             10 Years or Life of
                                              or Life       Sub-
                                              of Fund    Account
Sub-Accounts                                (if less)  (if less)
----------------------------------------------------------------

Fidelity Variable Insurance Products Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio           10.25%      2.65%
Fidelity VIP Growth Portfolio                   9.95%      1.19%
Fidelity VIP High Income Portfolio              1.90%     -0.19%
Fidelity VIP Overseas Portfolio                 2.11%      0.60%
Fidelity VIP II Asset Manager Portfolio         5.62%      0.99%
Fidelity VIP II Contrafund Portfolio
  (Service Class 2)                            12.47%      2.53%
Fidelity VIP III Growth Opportunities
  Portfolio (Service Class 2)                   6.37%      1.56%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Natural Resources
  Securities Fund                              -1.50%      6.96%
FT VIP Franklin Small Cap Fund                  9.71%      5.17%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Health Sciences Fund               11.44%     -2.44%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                    8.06%      1.98%
Janus Aspen Growth and Income Portfolio         9.61%      2.21%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio          8.79%      2.00%
Pioneer Real Estate Growth VCT Portfolio        7.69%      2.58%

Scudder Variable Series II
Scudder Technology Growth Portfolio            -4.29%      0.34%
SVS Dreman Financial Services Portfolio        -0.13%      2.57%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio     0.17%      2.99%

*Keep in mind that these returns are net of all product charges.

Performance returns given above are for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC, and except in the columns designated as "Life of Sub-Account", assume an investment in the underlying portfolios listed above on the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the underlying portfolios listed above on the date of inception of each Sub-Account. Please refer to the product prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                           Intentionally Left Blank

                          Allmerica Financial Services

Allmerica Financial is a diversified group of insurance and financial services companies. Allmerica Financial Life Insurance and Annuity Company is a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.

             Allmerica Advantage Variable Annuity/ExecAnnuity Plus
                        . Allmerica Immediate Advantage
  Products are issued by Allmerica Financial Life Insurance and Annuity Company
      (First Allmerica Financial Life Insurance Company in NY) and offered by Allmerica Investments, Inc., member NASD/SIPC.


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                          [LOGO] ALLMERICA FINANCIAL(R)


                        THE ALLMERICA FINANCIAL COMPANIES
                        ---------------------------------
  First Allmerica Financial Life Insurance Company . Allmerica Financial Life
              Insurance and Annuity Company (all states except NY)
    Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica
         Investment Management Company, Inc. . Financial Profiles, Inc.
   The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance
              Insurance Company . Allmerica Asset Management, Inc.
       Allmerica Financial Benefit Insurance Company . Citizens Insurance
                 Company of America . Citizens Management Inc.

               440 Lincoln Street, Worcester, Massachusetts 01653

AFSANNRPT2 (12/01)

Annual Reports dated December 31, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contract owners of the Allmerica Life Insurance and Annuity Company, Separate Account VA-K (File No. 811-6293) and First Allmerica Financial Life Insurance and Annuity Company, Separate Account VA-K (File No. 811-8114), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on February 27, 2002. Accession number
0000927016-02-001169.